Income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 03, 2021	Jun. 27, 2020	Jul. 03, 2021	Jun. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation Allowance [Line Items]
Effective income tax rate	18.90%	1.80%	10.70%	1.60%
Deferred tax assets, tax credits	$ 481		$ 481
Deferred tax liabilities, difference between the book value and tax basis of investment	$ 48,410		$ 48,410
Bio Ventus LLC [Member]
Valuation Allowance [Line Items]
Valuation allowance on deferred tax assets					$ 2,993	$ 2,423
Effective income tax rate					7.50%	16.30%	27.20%
Deferred tax assets, tax credits					$ 696	$ 390
Bio Ventus LLC [Member] | Tax Year 2015 [Member]
Valuation Allowance [Line Items]
Open tax year					2015
Bio Ventus LLC [Member] | Tax Year 2020 [Member]
Valuation Allowance [Line Items]
Open tax year					2015
Bio Ventus LLC [Member] | Federal And State [Member] | Year Two Thousand Twenty One To Year Two Thousand And Thirty Seven [Member]
Valuation Allowance [Line Items]
Net operating losses carry forwards					$ 25,537
Bio Ventus LLC [Member] | Federal And State [Member] | Indefinitely [Member]
Valuation Allowance [Line Items]
Net operating losses carry forwards					2,141
Bio Ventus LLC [Member] | Non-US [Member]
Valuation Allowance [Line Items]
Valuation allowance on deferred tax assets					171
Bio Ventus LLC [Member] | Harbor [Member]
Valuation Allowance [Line Items]
Valuation allowance on deferred tax assets					$ 2,822